Summary of Significant Accounting Policies (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Shares
The following table reflects the calculation of basic and diluted net income (loss) per common share:

For the Three Months Ended March 31, 2021
Class A common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Income from investments held in Trust Account	$81,219
Less: Company’s portion available to be withdrawn to pay taxes	$(52,577)

Net income attributable to Class A common stock subject to possible redemption	$28,642

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	33,493,936

Basic and diluted net income per share	$0.00

Non-Redeemable Common Stock
Numerator: Net income minus net earnings
Net income	$5,164,523
Net income allocable to Class A common stock subject to possible redemption	28,642

Non-redeemable net income	$5,193,165

Denominator: Weighted average non-redeemable common stock
Basic and diluted weighted average shares outstanding, non-redeemable common stock	16,818,564

Basic and diluted net income per share, non-redeemable common stock	$0.31

The following table reflects the calculation of basic and diluted net income (loss) per common share:

For The Period From August 31, 2020 (inception) through December 31, 2020 (Restated)
Class A Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to possible redemption
Income from investments held in Trust Account	$65,330
Less: Company's portion available to be withdrawn to pay taxes	$(54,923)
Net income attributable to Class A common stock subject to possible redemption	$10,407
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	35,891,064
Basic and diluted net income per share	$0.00

Non-Redeemable Class A and Class B Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(25,380,878)
Net income allocable to Class A Common stock subject to possible redemption	10,407
Non-Redeemable Net Loss	$(25,370,471)
Denominator: Weighted average Non-redeemable Class A and Class B common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable Class A and Class B common stock	12,232,461
Basic and diluted net loss per share, Non-redeemable Class A and Class B common stock	$(2.08)